Operating leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating leases [Abstract]
Other Information Related to Leases
Other information related to leases was as follows:

(dollars in thousands)	2021	2020	2019
Operating lease cost	$8,128	8,044	7,808
Variable lease cost	2,015	2,029	1,968
Total Lease costs	$10,143	10,073	9,776

Supplemental Cash Flows Information

Supplemental cash flows information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,192	8,042	7,839

Right-of-use assets obtained in exchange for lease obligations:	$6,588	2,548	57,464

Weighted average remaining lease term (years)	9.3	9.0	9.4
Weighted average discount rate	3.0%	3.2%	3.3%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

(dollars in thousands)
Year ending December 31,
2022	$8,125
2023	7,912
2024	7,789
2025	7,416
2026	6,443
Thereafter	22,868
Total lease payments	$60,553
Less: Interest	7,833
Present value of lease liabilities	$52,720